CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 366,644	$ (26,513)
Adjustments to reconcile Net Income (Loss) to net cash provided by operations:
Depreciation expense	6,184	4,601
Federal income taxes	85,844	0
Deferred revenue	0	(3,300)
Accounts receivable	(538,590)	0
Prepaid expenses	(13,210)	13,000
Accounts payable	295,564	7,463
CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES	202,436	(4,749)
CASH FLOWS FROM INVESTING ACTIVITIES
Website development costs	0	(8,130)
Software development costs	0	(24,000)
CASH FLOWS USED IN INVESTING ACTIVITIES	0	(32,130)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from director	33,256	0
Related party loan	(4,065)	0
Loan payable	(12,945)	0
Note payable	0	15,000
Proceeds from the sale of common stock	0	15,940
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	16,246	30,940
Net increase (decrease) in cash and equivalents	218,683	(5,939)
Cash and equivalents at beginning of the period	1,097	16,778
Cash and equivalents at end of the period	219,780	10,839
Cash paid for:
Interest	0	0
Taxes	0	$ 0
Debt forgiven	36,680
Gaga Gvenetadze [Member]
Cash paid for:
Debt forgiven	21,115
Gaga Gvenetadze [Member] | Accounts Payable Related Party [Member]
Cash paid for:
Debt forgiven	14,000
Gaga Gvenetadze [Member] | Due To Related Party Current [Member]
Cash paid for:
Debt forgiven	7,115
Irakli Gunia [Member]
Cash paid for:
Debt forgiven	$ 15,565